Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 410,104,000
Restricted cash	1,200,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	411,304,000
Predecessor
Cash	410,104,000
Restricted cash	1,200,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	411,304,000		$ 353,798,000
Tradeweb Markets LLC | Successor
Cash	410,104,000
Restricted cash	1,200,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	$ 411,304,000	$ 351,383,000
Tradeweb Markets LLC | Predecessor
Cash		350,183,000	352,598,000	$ 324,074,000
Restricted cash		1,200,000	1,200,000	1,000,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total		$ 351,383,000	$ 353,798,000	$ 325,074,000	$ 340,515,000